Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	$ 1,662,132	$ 1,022,927	$ 706,929
Items that may be reclassified subsequently to profit or loss:
Currency translation adjustment	(376,220)	(95,462)	(141,665)
Currency translation adjustment from participation in non-consolidated companies	(73,761)	(8,931)	53,858
Changes in the fair value of financial instruments at fair value through other comprehensive income	(1,036)	0	0
Income tax related to financial instruments at fair value	122	0	0
Changes in the fair value of derivatives classified as cash flow hedges	(132)	735	641
Income tax relating to cash flow hedges	(73)	(107)	(192)
Other comprehensive income items	(897)	(96)	(1,542)
Other comprehensive income items from participation in non-consolidated companies	499	191	1,054
Items that will not be reclassified subsequently to profit or loss:
Remeasurement of post employment benefit obligations	(38,263)	(15,068)	(14,735)
Income tax relating to remeasurement of post employment benefit obligations	9,259	4,916	2,571
Remeasurement of post employment benefit obligations from participation in non-consolidated companies	(3,780)	3,954	(15,817)
Other comprehensive loss for the year, net of tax	(484,282)	(109,868)	(115,827)
Total comprehensive income for the year	1,177,850	913,059	591,102
Attributable to:
Owners of the parent	1,176,964	815,434	534,827
Non-controlling interest	$ 886	$ 97,625	$ 56,275